Payroll costs, share based payments and management incentive schemes - Information About the Number of Persons Employed by the Company (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Information [Line Items]
Average number of employees	7,948	8,097	8,081